Pensions and other postretirement benefits (Details 5) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	CAD 17,917
Fair value of plan assets at end of year	17,831	CAD 17,917
Projected benefit obligation CN Pension Plan	16,078	15,794
Fair value of plan assets CN Pension Plan	16,933	17,038
Comparative Reclassification Infrastructure to Private Debt	203
Comparative Reclassification Infrastructure To Canadian Equities	187
Pensions [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	17,081	17,279
Amendments	0	1
Interest cost	543	650	CAD 711
Actuarial loss (gain) on projected benefit obligation	614	(112)
Current service cost	124	152	132
Plan participants' contributions	53	58
Foreign currency changes	(10)	55
Benefit payments, settlements and transfers	(1,039)	(1,002)
Projected benefit obligation at end of year	17,366	17,081	17,279
Component representing future salary increases	(328)	(334)
Accumulated benefit obligation at end of year	17,038	16,747
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	17,917	17,761
Employer contributions	144	108
Plan participants' contributions	53	58
Foreign currency changes	(5)	34
Actual return on plan assets	761	958
Benefit payments, settlements and transfers	(1,039)	(1,002)
Fair value of plan assets at end of year	17,831	17,917	17,761
Funded status Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year.	465	836
Other postretirement benefits [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	269	267
Amendments	0	0
Interest cost	8	10	12
Actuarial loss (gain) on projected benefit obligation	10	(8)
Current service cost	2	3	2
Plan participants' contributions	0	0
Foreign currency changes	(2)	14
Benefit payments, settlements and transfers	(17)	(17)
Projected benefit obligation at end of year	270	269	267
Component representing future salary increases	0	0
Accumulated benefit obligation at end of year	270	269
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Employer contributions	0	0
Plan participants' contributions	0	0
Foreign currency changes	0	0
Actual return on plan assets	0	0
Benefit payments, settlements and transfers	0	0
Fair value of plan assets at end of year	0	0	CAD 0
Funded status Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year.	CAD (270)	CAD (269)